July 31, 1997



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549-1004

ATTN:     Ms. Patsy Mengiste
          Document Control - EDGAR

RE:       IDS Extra Income Fund, Inc.
          File No.2-86637/811-3848

Dear Ms. Mengiste:

Registrant certifies that the form of prospectus and Statement of Additional Information that would have been filed under paragraph
(c) of Rule 497 would not have differed from that contained in the most recent Registration Statement or Amendment, and the text of the most recent Registration Statement or Amendment has been filed electronically.

Sincerely,

IDS EXTRA INCOME FUND, INC.



William R. Pearce
President and Chief Executive Officer

WRP/NL/lal